Additional Information Required by the Argentine Central Bank (Tables)	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Summary of Restricted Assets
a)    Cash and Government Securities

	12.31.22	12.31.21
For transactions in ROFEX, MAE and BYMA	52,044,160	21,824,166
For appraisals from repo transactions	—	70,024
For debit / credit cards transactions	7,732,900	8,985,815
For attachments	10,009	18,330
Liquid offsetting entry required to operate as CNV agent	162,086	168,301
For contribution to M.A.E.’ s Joint Guarantee Fund (Fondo de Garantía Mancomunada)	1,100	2,143
Guarantees for the Regional Economies Competitiveness Program	86,801	252,851
For other transactions (includes guarantees linked to rental contracts)	40,505	47,043
For forward purchases of repurchase transactions	—	630,222
b)    Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.22	12.31.21
Escrow Accounts	40,024,234	36,054,654
c)    Deposits in favor of the Argentine Central Bank

	12.31.22	12.31.21
Unavailable deposits due to exchange transactions	533	1,038
d)    Equity Investments
The account “Equity Investments” includes 1,222,406 non-transferablenon-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.
e)    Contributions to Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner in Garantizar S.G.R. Risk Fund, Don Mario S.G.R. and Móvil S.G.R., is committed to maintaining the contributions made to them for two (2) years.

	12.31.22	12.31.21
Fondo de Riesgo Garantizar SGR	1,124,476	1,928,453
Don Mario SGR	500,000	—
Movil SGR	100,000	—
INVIU S.A.U.

	12.31.22	12.31.21
Liquid offsetting entry required to operate as CNV agents	60,166	65,201
Guarantees linked to surety bonds	63,333	8,824
Tarjeta Naranja S.A.U.

	12.31.22	12.31.21
Attachments arising from judicial cases	173,624	193,340
Guarantees linked to rental contracts	8,521	16,842
Galicia Asset Management S.A.U.

	12.31.22	12.31.21
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV(*)	98,452	102,444

(*)	As of December 31, 2022, it corresponds to 6,600,000 shares of Fima Capital Plus “C” Mutual Fund.
Galicia Securities S.A.U.

	12.31.22	12.31.21
For transactions in the market	272,665	317,204
Liquid offsetting entry required to operate as CNV agents	59,763	48,068
Guarantees linked to surety bonds	357,182	39,382
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.22	12.31.21
Total Restricted Assets	103,478,456	70,774,345

Summary of Trust Activities
a)    Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (*)
11.23.11	Exxon Mobil	41,478	04.19.23
09.12.14	Coop. de Trab. Portuarios	7,671	09.12.24
03.16.21	Fondo Fiduciario Aceitero	10,686	01.31.23
04.26.22	Fondo Anticiclico Agroalim	7,426	01.31.24
Total		67,261
____________________

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	281,417	12.31.23
05.14.09	GAS II	14,149,612	12.31.23
06.08.11	MILA III	44,870	12.31.23
09.01.11	MILA IV	4,602	12.31.23
Total		14,480,501

(*)	Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.

Summary of Balances of the Mutual Funds
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.22	12.31.21
FIMA Acciones	3,813,287	2,465,388
FIMA P.B. Acciones	2,582,474	2,054,173
FIMA Renta en pesos	19,071,848	20,589,512
FIMA Ahorro pesos	28,384,574	34,850,123
FIMA Renta Plus	8,304,489	16,594,936
FIMA Premium	623,265,398	500,851,452
FIMA Ahorro Plus	51,739,245	56,356,580
FIMA Capital Plus	32,193,257	26,837,093
FIMA Abierto PyMES	1,437,879	2,000,343
FIMA Mix I	2,706,104	6,957,717
FIMA Mix II	140,946	—
FIMA Renta Fija Internacional	1,140,420	1,517,835
FIMA Sustentable ASG	277,370	—
FIMA Acciones Latinoamericanas Dólares(*)	110,516	132,068
Total	775,167,807	671,207,220
____________________

(*)	Stated at the reference exchange rate of the US$ set by the Argentine Central Bank. See Note 1.6.(b).

Summary of Compliance with Minimum Cash Requirements
As of December 31, 2022, the balances recorded as computable items are as follows:

	Currency
Item	Ps.	US$	Euros(*)
Checking Accounts held in Argentine Central Bank	12,703,548	1,010,394	27
Escrow Accounts held in Argentine Central Bank	40,692,757	3,694	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	56,026,785	—	—
Liquidity Bills computable for minimum cash	254,866	—	—
Government Securities	153,458,505	—	—
Total for integration Minimum Cash	263,136,461	1,014,088	27
____________________

(*)	Stated in thousands of US$.

Schedule of Plan for Distribution of Profit
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.22
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	217,357,729
Legal reserve	5,194,789
Distributable reserves	316,357,520
Non distributable reserves	218,815
Profit for the year	51,460,139
Total Shareholder’s equity under the rules of the Argentine Central Bank	609,344,871

Summary of Percentage of Women in the Group
As of December 31, 2022, the percentage (%) of women in the Group is as follows:

Conformation of women in the Group	Total	Women	% of women
Regular and Alternate Directors (1)	15	2	13%
Regular and Alternate Trustees (2)	6	1	17%
General, area and department Managers	97	18	19%
Rest of collaborators	8,667	4,419	51%
Total	8,785	4,440	51%